UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2008

1.813021.103

SPM-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 22.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.7%
Wachovia Bank NA
3/28/08	5.40%	$ 60,000	$ 60,000
London Branch, Eurodollar, Foreign Banks - 6.2%
Banco Santander SA
4/7/08 to 7/15/08	3.50 to 5.16	198,000	198,036
Barclays Bank PLC
3/4/08	5.25	77,000	77,000
Credit Industriel et Commercial
4/16/08	5.19	37,000	37,000
Intesa Sanpaolo SpA
7/9/08	3.50	3,000	3,013
Landesbank Hessen-Thuringen
2/5/08	4.88	46,000	46,000
Royal Bank of Scotland PLC
7/9/08	3.50	8,000	8,028
Societe Generale
3/14/08 to 7/7/08	4.60 to 5.40	135,000	135,000
UBS AG
7/9/08	3.50	1,000	1,003
			505,080
New York Branch, Yankee Dollar, Foreign Banks - 15.8%
Bank of Scotland PLC
2/4/08 to 4/25/08	3.43 to 5.03 (c)	335,000	334,995
BNP Paribas SA
5/12/08	4.25	81,000	81,000
Canadian Imperial Bank of Commerce
2/15/08 to 2/25/08	3.90 to 4.33 (c)	85,000	85,000
Credit Suisse First Boston
3/17/08	4.96 (c)	33,000	33,000
Deutsche Bank AG
3/3/08 to 4/4/08	4.75 to 5.19 (c)	195,000	195,000
Natexis Banques Populaires NY
4/25/08	3.27	149,000	149,000
Norddeutsche Landesbank
2/5/08 to 3/4/08	4.88 to 5.34	16,000	16,000
Rabobank Nederland Coop. Central
3/3/08	3.18	16,000	16,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
2/25/08 to 5/12/08	3.55 to 4.96% (c)	$ 199,000	$ 199,000
Societe Generale
4/24/08	3.30	78,000	78,000
Sumitomo Mitsui Banking Corp.
3/31/08	5.13	3,000	3,000
UBS AG
2/19/08	5.46	71,000	71,000
Unicredit SpA
4/7/08	4.67	17,000	17,000
			1,277,995
TOTAL CERTIFICATES OF DEPOSIT			1,843,075
Commercial Paper - 21.5%

Bank of America Corp.
2/13/08	5.37	86,000	85,850
Bavaria TRR Corp.
2/12/08	5.11 to 5.21	21,000	20,967
Bryant Park Funding LLC
2/28/08	5.53	5,000	4,980
Citigroup Funding, Inc.
2/11/08 to 4/24/08	4.46 to 5.48	99,000	98,660
CVS Caremark Corp.
2/5/08 to 3/3/08	5.07 to 5.28	31,000	30,947
DAKOTA CP Notes (Citibank Credit Card Issuance Trust)
2/14/08 to 5/8/08	3.27 to 5.25	141,000	139,943
Devon Energy Corp.
2/4/08 to 3/19/08	4.71 to 5.09	17,000	16,951
Dominion Resources, Inc.
2/1/08	5.61	3,000	3,000
Dow Chemical Co.
5/2/08	3.50	8,000	7,930
Duke Energy Corp.
4/14/08	4.24	4,000	3,966
Emerald Notes (BA Credit Card Trust)
2/1/08 to 4/22/08	3.43 to 5.21	81,000	80,603
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Falcon Asset Securitization Corp.
2/14/08 to 4/24/08	3.53 to 4.94%	$ 23,000	$ 22,947
Govco, Inc.
4/22/08	3.48	8,000	7,938
Home Depot, Inc.
2/15/08	5.46	5,000	4,990
Intesa Funding LLC
4/22/08	3.42	10,000	9,924
ITT Corp.
2/25/08	5.32	4,500	4,484
Jupiter Securitization Corp.
2/13/08 to 3/6/08	3.51 to 5.42	38,840	38,702
Kellogg Co.
2/22/08 to 4/11/08	3.49 to 4.35	14,000	13,925
Michigan Gen. Oblig.
3/4/08	5.00	55,800	55,800
Mont Blanc Capital Corp.
2/20/08 to 4/23/08	3.38 to 3.76	75,000	74,810
Monument Gardens Funding
2/19/08 to 2/25/08	5.11 to 5.25	14,000	13,959
Morgan Stanley
2/15/08 to 6/13/08	5.29 to 5.45	35,000	34,626
National Grid USA
2/15/08 to 4/15/08	4.90 to 5.03	24,000	23,841
Nationwide Building Society
2/6/08 to 11/7/08	4.60 to 5.20	105,000	103,206
Norddeutsche Landesbank Girozentrale
2/6/08 to 4/15/08	4.00 to 4.88 (b)	11,000	10,963
Pacific Gas & Electric Co.
2/14/08	3.81 (b)	5,000	4,993
PALISADES Commercial Paper Notes (Citibank Omni Master Trust)
2/11/08 to 2/14/08	5.90	102,000	101,809
Park Avenue Receivables Corp.
2/8/08	4.88 (b)	26,000	25,976
Rockies Express Pipeline LLC
2/29/08 to 3/27/08	3.64 to 4.00	14,000	13,935
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
SABMiller plc
2/19/08 to 2/25/08	3.71 to 4.39%	$ 8,000	$ 7,979
Sheffield Receivables Corp.
2/5/08 to 2/14/08	5.06 to 5.10	25,000	24,960
Societe Generale North America, Inc.
4/23/08 to 5/5/08	3.31 to 3.32	111,000	110,133
Spectra Energy Capital LLC
2/4/08	4.51 (b)	4,000	3,999
Thames Asset Global Securities No. 1, Inc.
2/5/08 to 4/7/08	4.14 to 5.86	191,441	190,899
Transocean, Inc.
2/14/08 to 4/16/08	3.58 to 4.29	13,000	12,926
Tyco Electronics Group SA
2/15/08	5.52	3,000	2,994
UBS Finance, Inc.
2/19/08	5.42	60,000	59,841
UniCredito Italiano Bank (Ireland) PLC
2/20/08 to 4/18/08	4.63 to 5.35	69,000	68,691
Variable Funding Capital Co. LLC
2/6/08 to 2/11/08	4.96 to 5.08	101,000	100,897
WellPoint, Inc.
2/1/08 to 2/7/08	4.36 to 4.56	8,000	7,996
Whirlpool Corp.
2/15/08	3.66	3,000	2,996
Windmill Funding Corp.
2/11/08 to 2/26/08	3.46 to 5.48	75,000	74,851
Xcel Energy, Inc.
5/1/08	3.43	2,500	2,479
XTO Energy, Inc.
3/25/08 to 4/29/08	3.48 to 5.45	14,000	13,889
TOTAL COMMERCIAL PAPER			1,746,155
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
2/15/08	4.27 (c)	5,000	5,000
Master Notes - 3.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
2/7/08 to 4/14/08	4.58 to 4.61% (c)(e)	$ 124,000	$ 124,000
Bear Stearns International Ltd.
4/30/08	5.10 (c)	38,000	38,000
Goldman Sachs Group, Inc.
2/14/08	4.97 (c)(e)	88,000	88,000
Lehman Brothers Holdings, Inc.
2/11/08 to 5/30/08	3.28 to 4.48 (c)(e)	27,000	27,000
Lehman Commercial Paper, Inc.
2/1/08	3.58 (c)(e)	28,000	28,000
TOTAL MASTER NOTES			305,000
Medium-Term Notes - 35.9%

Abbey National Trea Services PLC Institutional
4/2/08	4.68 (c)	5,000	4,994
AIG Matched Funding Corp.
2/1/08 to 4/1/08	4.68 to 5.25 (b)(c)	100,000	100,000
2/15/08	4.86 (c)	36,000	36,000
Allstate Life Global Funding II
2/8/08 to 2/15/08	4.30 to 4.59 (b)(c)	20,000	20,000
ASIF Global Financing XXX
2/25/08	3.93 (b)(c)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
2/25/08 to 6/2/08	3.35 to 3.92 (b)(c)	173,000	173,000
Bancaja US Debt SAU
4/23/08	4.10 (b)(c)	23,000	23,000
Banco Santander Totta SA
2/19/08	4.09 (b)(c)	95,000	95,001
Banesto SA
4/18/08	3.94 (b)(c)	37,000	37,000
Bank of America NA
2/11/08 to 4/25/08	3.33 to 4.89 (c)	46,000	45,998
Banque Federative du Credit Mutuel
2/13/08	4.33 (b)(c)	35,000	35,000
Bayerische Landesbank Girozentrale
2/19/08	4.95 (c)	45,000	45,000
BellSouth Corp.
4/26/08	3.30 (b)	1,000	1,001
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Beta Finance, Inc./Beta Finance Corp.
4/9/08 to 4/15/08	4.20 to 4.48% (b)(c)	$ 18,000	$ 17,997
BMW U.S. Capital LLC
2/15/08	4.26 (c)	8,000	8,000
BNP Paribas SA
2/4/08 to 5/13/08	4.08 to 4.85 (c)	61,000	60,989
BNP Paribas US Medium-Term Note Program LLC
3/17/08	4.96 (c)	13,000	12,992
BP Capital Markets plc
3/11/08	5.07 (c)	32,000	32,000
Caixa Catalunya
3/4/08	5.16 (b)(c)	29,000	29,000
Caja de Ahorros Pens Barcelona
4/23/08	3.85 (b)(c)	60,000	60,000
Caja Madrid SA
4/21/08	4.04 (c)	19,000	19,000
Calyon
2/29/08	3.23 (c)	54,000	53,981
CC USA, Inc.
4/9/08	4.48 (b)(c)	13,000	12,998
Citigroup Funding, Inc.
2/14/08	4.87 (c)	70,000	70,000
Commonwealth Bank of Australia
4/3/08	4.71 (b)(c)	67,000	67,000
Compagnie Financiere du Credit Mutuel
3/10/08	5.35 (b)(c)	23,000	23,000
Credit Agricole SA
3/25/08	4.18 (b)(c)	160,000	160,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	35,000	35,000
Cullinan Finance Ltd./Corp.
4/25/08	5.31 (b)	18,000	18,000
DnB NOR Bank ASA
2/25/08	3.38 (b)(c)	10,000	10,000
Dorada Finance, Inc.
4/9/08	4.48 (b)(c)	10,000	9,998
General Electric Capital Corp.
2/7/08	4.60 (c)	64,000	64,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Goldman Sachs Group, Inc.
4/25/08	3.33% (b)(c)	$ 72,000	$ 72,000
HBOS Treasury Services PLC
3/25/08	4.95 (b)(c)	60,000	60,000
HSBC Finance Corp.
2/6/08 to 2/25/08	3.82 to 4.55 (c)	72,000	72,000
HSH Nordbank AG
2/21/08 to 2/25/08	3.94 to 3.99 (b)(c)	61,000	61,000
ING USA Annuity & Life Insurance Co.
3/24/08	5.14 (c)(e)	11,000	11,000
Intesa Bank Ireland PLC
2/25/08	3.39 (b)(c)	88,000	88,000
Links Finance LLC
4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	29,000	28,999
Merrill Lynch & Co., Inc.
2/4/08 to 2/27/08	3.32 to 4.65 (c)	120,000	120,004
Metropolitan Life Global Funding I
2/6/08 to 2/28/08	3.40 to 4.57 (b)(c)	15,000	15,000
Monumental Global Funding 2007
2/29/08	5.21 (b)(c)	17,000	17,000
Morgan Stanley
2/1/08 to 4/25/08	3.36 to 5.20 (c)	110,813	110,807
National Australia Bank Ltd.
3/6/08	4.22 (b)(c)	42,000	42,000
National Rural Utils. Coop. Finance Corp.
2/4/08	4.58 (c)	3,000	3,000
New York Life Insurance Co.
2/15/08	4.95 (c)(e)	23,000	23,000
Pacific Life Global Funding
2/4/08 to 2/13/08	4.39 to 4.64 (b)(c)	10,000	10,000
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	19,000	19,000
RACERS
2/22/08	4.08 (b)(c)	50,000	50,000
Royal Bank of Canada
2/29/08	3.22 (c)	13,000	12,993
Royal Bank of Scotland PLC
2/21/08 to 4/11/08	3.94 to 4.45 (b)(c)	49,000	48,999
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Security Life of Denver Insurance Co.
2/28/08	5.31% (c)(e)	$ 8,000	$ 8,000
Sigma Finance, Inc.
3/28/08 to 8/1/08	4.81 to 5.39 (b)(c)	104,000	103,997
Skandinaviska Enskilda Banken AB
3/10/08 to 3/25/08	4.85 to 5.14 (b)(c)	79,000	78,995
Southern Co.
3/20/08	4.94 (c)	6,000	6,000
Svenska Handelsbanken AB
4/7/08	4.21 (b)(c)	60,000	60,000
U.S. Bank NA, Cincinnati
2/8/08	4.45 (c)	4,500	4,500
UniCredito Italiano Bank (Ireland) PLC
2/13/08 to 4/11/08	4.26 to 4.43 (b)(c)	94,000	93,969
Verizon Communications, Inc.
3/17/08	5.02 (c)	45,000	45,000
Wachovia Bank NA
2/27/08 to 4/25/08	3.28 to 4.67 (c)	67,000	66,978
Wells Fargo & Co.
2/15/08	4.32 (b)(c)	52,500	52,500
WestLB AG
2/11/08 to 3/31/08	4.47 to 4.88 (b)(c)	50,000	50,000
Westpac Banking Corp.
2/14/08 to 3/4/08	4.89 to 5.23 (b)(c)	65,000	64,996
3/11/08	5.20 (c)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			2,914,686
Short-Term Notes - 2.9%

Jackson National Life Insurance Co.
4/2/08	4.78 (c)(e)	34,000	34,000
Metropolitan Life Insurance Co.
4/2/08	4.85 (c)(e)	25,000	25,000
Monumental Life Insurance Co.
2/1/08	4.77 to 5.11 (c)(e)	64,000	64,000
New York Life Insurance Co.
4/2/08	4.81 (c)(e)	60,000	60,000
Transamerica Occidental Life Insurance Co.
2/1/08	5.08 (c)(e)	50,000	50,000
TOTAL SHORT-TERM NOTES			233,000
Asset-Backed Securities - 0.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Master Funding Trust I
3/25/08 to 6/25/08	3.36% (b)(c)	$ 35,000	$ 35,000
Repurchase Agreements - 14.4%
	Maturity Amount (000s)
In a joint trading account at 3.05% dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) #	$ 16	16
With:
Banc of America Securities LLC at:
3.28%, dated 1/31/08 due 2/1/08 (Collateralized by Mortgage Loan Obligations valued at $102,909,361, 0% - .87%, 3/15/19 - 7/10/46)	98,009	98,000
3.35%, dated 1/31/08 due 2/1/08 (Collateralized by Equity Securities valued at $176,416,438)	168,016	168,000
Bear Stearns & Co. at 4.91%, dated 1/10/08 due 2/12/08 (Collateralized by Mortgage Loan Obligations valued at $26,600,481, 5.5%, 1/1/38)	26,117	26,000
Citigroup Global Markets, Inc. at 3.28%, dated 1/31/08 due 2/1/08 (Collateralized by Mortgage Loan Obligations valued at $47,254,299, 3.53% - 6.25%, 8/15/21 - 12/11/49)	45,004	45,000
Deutsche Bank Securities, Inc. at:
3.33%, dated 1/31/08 due 2/1/08 (Collateralized by Corporate Obligations valued at $7,140,660, 6.55%, 9/15/37)	7,001	7,000
4.45%, dated 1/9/08 due 2/8/08 (Collateralized by Corporate Obligations valued at $22,503,799, 9.1%, 10/9/22)	22,082	22,000
Goldman Sachs & Co. at:
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by Mortgage Loan Obligations valued at $32,664,880, 5%, 1/1/38)	32,274	32,000
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by Commercial Paper Obligations valued at $33,726,282, 5/6/08)	33,348	33,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by Mortgage Loan Obligations valued at $22,528,215, 5%, 1/1/38)	22,268	22,000
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $26,578,709, 5.5% - 5.94%, 2/25/36 - 2/12/49)	25,323	25,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. at:
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by Mortgage Loan Obligations valued at $32,647,937, 5.5%, 1/1/38)	$ 32,267	$ 32,000
3.33%, dated 1/31/08 due 2/1/08 (Collateralized by Equity Securities valued at $128,167,180)	122,011	122,000
3.35%, dated 1/31/08 due 2/1/08 (Collateralized by Mortgage Loan Obligations valued at $2,179,300, 2.03% - 5%, 8/1/14 - 7/1/35)	2,000	2,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by Mortgage Loan Obligations valued at $17,393,312, 5.5%, 1/1/38)	17,200	17,000
Merrill Lynch, Pierce, Fenner & Smith at 3.33%, dated 1/31/08 due 2/1/08 (Collateralized by Corporate Obligations valued at $298,203,617, 0% - 7.83%, 5/15/08 - 3/15/37)	284,026	284,000
Morgan Stanley & Co. at 3.3%, dated 1/31/08 due 2/1/08 (Collateralized by Equity Securities valued at $15,751,442)	15,001	15,000
UBS Warburg LLC at:
4.46%, dated 1/10/08 due 2/11/08 (Collateralized by Corporate Obligations valued at $5,115,000, 3/1/42 - 7/1/42)	5,020	5,000
5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $56,275,815, 5%, 1/1/37)	55,512	54,000
Wachovia Securities, Inc. at:
3.28%, dated 1/31/08 due 2/1/08 (Collateralized by Commercial Paper Obligations valued at $13,261,209, 2/5/08 - 3/3/08)	13,001	13,000
5.1%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $124,643,916, 5.59% - 6.1%, 6/15/12 - 4/15/47) (c)(d)	127,240	121,000
5.2%, dated 11/27/07 due 2/27/08 (Collateralized by Mortgage Loan Obligations valued at $26,772,825, 5.84% - 6.1%, 7/15/14 - 9/10/47)	26,346	26,000
TOTAL REPURCHASE AGREEMENTS		1,169,016
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $8,250,932)		8,250,932
NET OTHER ASSETS - (1.6)%		(131,234)
NET ASSETS - 100%		$ 8,119,698
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,030,381,000 or 25.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $542,000,000 or 6.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000's)
Asset Funding Co. III LLC 4.58%, 4/14/08	10/10/07	$ 52,000
4.6%, 2/7/08	11/7/06	$ 33,000
4.61%, 2/7/08	8/29/06	$ 39,000
Security	Acquisition Date	Cost (000's)
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 88,000
ING USA Annuity & Life Insurance Co. 5.14%, 3/24/08	6/23/05	$ 11,000
Jackson National Life Insurance Co. 4.78%, 4/2/08	3/31/03	$ 34,000
Lehman Brothers Holdings, Inc. 3.28%, 5/30/08	12/11/06	$ 8,000
4.48%, 2/11/08	1/10/07	$ 19,000
Lehman Commercial Paper, Inc. 3.58%, 2/1/08	9/28/07	$ 28,000
Metropolitan Life Insurance Co. 4.85%, 4/2/08	3/26/02	$ 25,000
Monumental Life Insurance Co. 4.77%, 2/1/08	7/31/98 - 9/17/98	$ 29,000
5.11%, 2/1/08	2/1/00	$ 35,000
New York Life Insurance Co. 4.81%, 4/2/08	2/28/02	$ 60,000
4.95%, 2/15/08	11/9/07	$ 23,000
Security Life of Denver Insurance Co. 5.31%, 2/28/08	8/26/05	$ 8,000
Transamerica Occidental Life Insurance Co. 5.08%, 2/1/08	4/28/00	$ 50,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$16,000 due 2/01/08 at 3.05%
Bank of America, NA	$ 6
Bear Stearns & Co., Inc.	5
Credit Suisse Securities (USA) LLC	2
ING Financial Markets LLC	3
$ 16
Income Tax Information
At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,250,932,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2008

1.813060.103

SPU-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 59.8%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 23.4%
2/1/08 to 1/23/09	3.17 to 5.15% (b)	$ 172,939,000	$ 172,155,053
Federal Home Loan Bank - 31.1%
2/11/08 to 12/15/08	3.07 to 5.00 (b)	229,000,000	228,889,388
Freddie Mac - 5.3%
2/11/08 to 7/21/08	4.01 to 5.15	39,000,000	38,743,182
TOTAL FEDERAL AGENCIES			439,787,623
U.S. Treasury Obligations - 0.5%

U.S. Treasury Bills - 0.5%
7/31/08	2.34	3,480,000	3,439,583
Repurchase Agreements - 38.5%
	Maturity Amount
In a joint trading account at 3.05% dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) #	$ 211,623,899	211,606,000
With:
CS First Boston Corp. at 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $6,408,052, 6%, 9/25/31 - 10/25/32)	6,322,417	6,000,000
Deutsche Bank Securities, Inc. at:
5.25%, dated 4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $3,191,198, 5%, 4/1/37)	3,159,250	3,000,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by Mortgage Loan Obligations valued at $6,332,977, 5%, 4/1/37)	6,327,600	6,000,000
UBS Warburg LLC at:
3.27%, dated 1/29/08 due 2/28/08 (Collateralized by Mortgage Loan Obligations valued at $13,262,551, 5.83% - 6.33%, 10/1/34 - 4/1/42)	13,035,425	13,000,000
4.6%, dated 12/4/07 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at $15,414,785, 5.83%, 12/1/36)	15,172,500	15,000,000
4.7%, dated 10/18/07 due 4/15/08 (Collateralized by Mortgage Loan Obligations valued at $16,544,757, 5.83%, 12/1/36)	16,376,000	16,000,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by Mortgage Loan Obligations valued at $10,498,557, 4.64%, 7/15/23)	10,483,000	10,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Warburg LLC at:
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by Mortgage Loan Obligations valued at $3,202,326, 4.64%, 7/15/23)	$ 3,162,283	$ 3,000,000
TOTAL REPURCHASE AGREEMENTS		283,606,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $726,833,206)		726,833,206
NET OTHER ASSETS - 1.2%		8,604,255
NET ASSETS - 100%		$ 735,437,461
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$211,606,000 due 2/01/08 at 3.05%
Bank of America, NA	$ 73,320,544
Bear Stearns & Co., Inc.	73,320,544
Credit Suisse Securities (USA) LLC	23,829,178
ING Financial Markets LLC	41,135,734
$ 211,606,000
Income Tax Information
At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $726,833,206.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

Janaury 31, 2008

1.813057.103

TMM-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 78.1%
2/7/08 to 7/31/08	2.01 to 4.48%	$ 2,914,846	$ 2,900,666
U.S. Treasury Notes - 21.1%
2/15/08 to 7/31/08	2.13 to 5.10	784,040	785,546
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $3,686,212)	3,686,212
NET OTHER ASSETS - 0.8%	30,533
NET ASSETS - 100%	$ 3,716,745
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,686,212,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 20, 2008